UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: July 31, 2017

ITEM 1. REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report	July 31, 2017

LEGG MASON

SMALL-CAP QUALITY VALUE ETF

SQLV

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to track the investment results of an index composed of equity securities of small-capitalization companies that are traded in the United States.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of Legg Mason Small-Cap Quality Value ETF for the period since the Fund’s inception on July 12, 2017 through July 31, 2017.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund net asset value and market price,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

August 31, 2017

II	Legg Mason Small-Cap Quality Value ETF

Fund overview

Q. What is the Fund’s investment strategy?

A. The Legg Mason Small-Cap Quality Value ETF (the “Fund”) seeks to track the investment results of an index composed of equity securities of small-capitalization companies that are traded in the United States.

The Fund seeks to track the investment results of the Royce Small-Cap Quality Value Index (the “Underlying Index”). The Underlying Index utilizes a proprietary methodology created and sponsored by Royce & Associates, LP (“Royce”), the Fund’s subadviser. Royce is affiliated with both Legg Mason Partners Fund Advisor, LLC (“LMPFA”), the Fund’s investment manager, and the Fund. The Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, if any, in securities that compose its Underlying Index.

The Underlying Index is composed of equity securities that meet certain criteria. Using Royce’s methodology, the Underlying Index will generally favor stocks with lower than average valuation, higher than average profitability, and higher than average debt coverage (i.e., available cash flow to pay current debt obligations) as compared with other stocks included in the investment universe while maintaining a comparable risk profile.

The investment universe includes common stocks of U.S. headquartered companies listed on U.S. exchanges, and excludes royalty companies, American depository receipts and global depository receipts, master limited partnerships, stocks with a share price less than or equal to $1.00, and stocks deemed by Royce to have insufficient trading volume. The universe is then refined to include stocks with market capitalizations that are between the 1001st and 3000th largest companies based on descending market capitalization at time of rebalance. From that universe, real estate investment trusts (REITs) are excluded.

The Fund may invest up to 20% of its net assets in cash and cash equivalents; other investment companies, including exchange-traded funds; exchange-traded notes; depository receipts; and in securities and other instruments not included in its Underlying Index but which Royce believes will help the Fund track its Underlying Index.

Information showing the number of days the market price of the Fund’s shares was greater than the Fund’s net asset value (“NAV”) and the number of days it was less than the Fund’s NAV (i.e., premium or discount) for various time periods is available by visiting the Fund’s website at www.leggmason.com/etf.

Looking for additional information?

The Fund’s daily NAV is available on-line at www.leggmason.com/etf. The Fund is traded under the symbol “SQLV” and its closing market price is available on most financial websites. In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-386-5535 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

Thank you for your investment in Legg Mason Small-Cap Quality Value ETF. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Legg Mason Small-Cap Quality Value ETF 2017 Annual Report	1

Fund overview (cont’d)

Sincerely,

Royce & Associates, LP

August 31, 2017

RISKS: The Fund is newly organized, with a limited history of operations. Equity securities are subject to market and price fluctuations. The Fund invests primarily in small-cap stocks, which may involve considerably more risk than investing in larger-cap stocks. The Fund has significant exposure to U.S. issuers. A decrease in imports or exports, changes in trade regulations and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. There is no guarantee that the Fund will achieve a high degree of correlation to the index it seeks to track. The Fund does not seek to outperform the index it tracks, and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund may focus its investments in certain industries, increasing its vulnerability to market volatility. Diversification does not ensure gains or protect against market declines. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. An index is a statistical composite that tracks a specified financial market, sector or rules-based investment process. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

2	Legg Mason Small-Cap Quality Value ETF 2017 Annual Report

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of July 31, 2017. The composition of the Fund’s investments is subject to change at any time.

Legg Mason Small-Cap Quality Value ETF 2017 Annual Report	3

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, such as brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on February 1, 2017 and held for the six months ended July 31, 2017, unless otherwise noted.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[4]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[5]
-0.76%	$1,000.00	$992.40	0.60%	$0.31	5.00%	$1,000.00	$1,021.82	0.60%	$3.01

[1]	For the period July 12, 2017 (inception date) to July 31, 2017.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (19), then divided by 365.

[4]	For the six months ended July 31, 2017.

[5]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

4	Legg Mason Small-Cap Quality Value ETF 2017 Annual Report

Schedule of investments

July 31, 2017

Legg Mason Small-Cap Quality Value ETF

Security	Shares	Value
Common Stocks — 98.9%
Consumer Discretionary — 17.4%
Auto Components — 1.0%
American Axle & Manufacturing Holdings Inc.	880	$12,971	*
Cooper-Standard Holdings Inc.	122	12,476	*
Total Auto Components		25,447
Distributors — 0.3%
Weyco Group Inc.	302	8,420
Diversified Consumer Services — 2.4%
Adtalem Global Education Inc.	378	12,285
American Public Education Inc.	350	7,455	*
Capella Education Co.	114	7,832
K12 Inc.	586	10,378	*
Sotheby’s	244	13,808	*
Strayer Education Inc.	94	7,390
Total Diversified Consumer Services		59,148
Hotels, Restaurants & Leisure — 1.4%
Brinker International Inc.	380	13,479
Cheesecake Factory Inc.	262	12,466
Ruth’s Hospitality Group Inc.	386	7,720
Total Hotels, Restaurants & Leisure		33,665
Household Durables — 0.6%
La-Z-Boy Inc.	438	14,804
Internet & Direct Marketing Retail — 0.9%
Nutrisystem Inc.	192	10,704
PetMed Express Inc.	236	11,219
Total Internet & Direct Marketing Retail		21,923
Leisure Products — 1.4%
American Outdoor Brands Corp.	460	9,508	*
Malibu Boats Inc., Class A Shares	268	7,668	*
MCBC Holdings Inc.	476	8,806	*
Sturm Ruger & Co. Inc.	162	9,331
Total Leisure Products		35,313
Media — 1.9%
MSG Networks Inc., Class A Shares	942	20,159	*
Scholastic Corp.	290	12,014
tronc Inc.	1,170	14,941	*
Total Media		47,114

See Notes to Financial Statements.

Legg Mason Small-Cap Quality Value ETF 2017 Annual Report	5

Schedule of investments (cont’d)

July 31, 2017

Legg Mason Small-Cap Quality Value ETF

Security	Shares	Value
Multiline Retail — 0.6%
Big Lots Inc.	318	$15,795
Specialty Retail — 4.8%
Buckle Inc.	866	14,809
Caleres Inc.	474	12,931
Cato Corp., Class A Shares	666	11,329
Children’s Place Inc.	114	12,044
Five Below Inc.	194	9,372	*
Francesca’s Holdings Corp.	706	6,869	*
Hibbett Sports Inc.	442	6,895	*
Sally Beauty Holdings Inc.	704	14,242	*
Select Comfort Corp.	318	10,751	*
Urban Outfitters Inc.	832	16,299	*
Winmark Corp.	34	4,524
Total Specialty Retail		120,065
Textiles, Apparel & Luxury Goods — 2.1%
Culp Inc.	254	7,620
Fossil Group Inc.	1,440	16,200	*
Movado Group Inc.	466	11,463
Rocky Brands Inc.	526	7,338
Vera Bradley Inc.	970	9,778	*
Total Textiles, Apparel & Luxury Goods		52,399
Total Consumer Discretionary		434,093
Consumer Staples — 2.2%
Food Products — 0.3%
Omega Protein Corp.	464	7,424
Personal Products — 0.7%
Natural Health Trends Corp.	296	7,291
USANA Health Sciences Inc.	162	9,250	*
Total Personal Products		16,541
Tobacco — 1.2%
Universal Corp.	228	14,580
Vector Group Ltd.	746	15,017
Total Tobacco		29,597
Total Consumer Staples		53,562
Energy — 6.0%
Energy Equipment & Services — 2.7%
Atwood Oceanics Inc.	1,604	12,607	*
Dril-Quip Inc.	242	10,793	*

See Notes to Financial Statements.

6	Legg Mason Small-Cap Quality Value ETF 2017 Annual Report

Legg Mason Small-Cap Quality Value ETF

Security	Shares	Value
Energy Equipment & Services — continued
Exterran Corp.	400	$11,076	*
Mammoth Energy Services Inc.	434	6,367	*
Natural Gas Services Group Inc.	268	6,687	*
Rowan Cos. PLC, Class A Shares	1,318	15,381	*
Smart Sand Inc.	678	4,461	*
Total Energy Equipment & Services		67,372
Oil, Gas & Consumable Fuels — 3.3%
CVR Energy Inc.	928	17,548
Evolution Petroleum Corp.	916	7,878
Hallador Energy Co.	1,112	7,662
Overseas Shipholding Group Inc., Class A Shares	3,472	10,694	*
PBF Energy Inc., Class A Shares	960	21,859
REX American Resources Corp.	94	9,398	*
Ultra Petroleum Corp.	634	6,524	*
Total Oil, Gas & Consumable Fuels		81,563
Total Energy		148,935
Financials — 18.1%
Banks — 7.4%
Banc of California Inc.	476	9,782
City Holding Co.	162	10,632
Civista Bancshares Inc.	326	6,667
Community Trust Bancorp Inc.	242	10,454
County Bancorp Inc.	258	6,447
Customers Bancorp Inc.	310	9,254	*
Fidelity Southern Corp.	372	7,834
Financial Institutions Inc.	298	8,761
First Financial Corp.	198	9,118
First Internet Bancorp	212	6,985
Flushing Financial Corp.	358	10,214
Hanmi Financial Corp.	350	10,027
Heartland Financial USA Inc.	236	11,116
Midland States Bancorp Inc.	252	8,004
Old National Bancorp	814	13,268
Parke Bancorp Inc.	306	6,181
Sun Bancorp Inc.	322	7,841
TCF Financial Corp.	1,016	16,012
West Bancorp. Inc.	342	7,866
Xenith Bankshares Inc.	266	7,496	*
Total Banks		183,959

See Notes to Financial Statements.

Legg Mason Small-Cap Quality Value ETF 2017 Annual Report	7

Schedule of investments (cont’d)

July 31, 2017

Legg Mason Small-Cap Quality Value ETF

Security	Shares	Value
Capital Markets — 3.9%
Cohen & Steers Inc.	320	$12,928
Diamond Hill Investment Group Inc.	46	9,085
Federated Investors Inc., Class B Shares	584	16,837
GAMCO Investors Inc., Class A Shares	336	10,319
Greenhill & Co. Inc.	578	10,693
Manning & Napier Inc.	2,446	9,906
Waddell & Reed Financial Inc., Class A Shares	882	18,231
Westwood Holdings Group Inc.	158	9,314
Total Capital Markets		97,313
Consumer Finance — 1.1%
Nelnet Inc., Class A Shares	350	17,182
World Acceptance Corp.	140	10,580	*
Total Consumer Finance		27,762
Insurance — 2.0%
AmTrust Financial Services Inc.	1,458	23,328
Heritage Insurance Holdings Inc.	818	10,315
Universal Insurance Holdings Inc.	472	11,257
WMIH Corp.	5,114	5,881	*
Total Insurance		50,781
Real Estate Management & Development — 0.8%
RE/MAX Holdings Inc., Class A Shares	188	10,932
RMR Group Inc., Class A Shares	186	9,086
Total Real Estate Management & Development		20,018
Thrifts & Mortgage Finance — 2.9%
BofI Holding Inc.	472	13,155	*
Flagstar Bancorp Inc.	366	11,917	*
Hingham Institution for Savings	42	7,430
HomeStreet Inc.	328	8,610	*
NMI Holdings Inc., Class A Shares	762	8,991	*
Oritani Financial Corp.	678	11,255
PennyMac Financial Services Inc., Class A Shares	598	10,405	*
Total Thrifts & Mortgage Finance		71,763
Total Financials		451,596
Health Care — 15.6%
Biotechnology — 4.8%
Akebia Therapeutics Inc.	248	3,271	*
AMAG Pharmaceuticals Inc.	668	13,126	*
BioSpecifics Technologies Corp.	106	5,157	*

See Notes to Financial Statements.

8	Legg Mason Small-Cap Quality Value ETF 2017 Annual Report

Legg Mason Small-Cap Quality Value ETF

Security	Shares	Value
Biotechnology — continued
ChemoCentryx Inc.	536	$5,435	*
Conatus Pharmaceuticals Inc.	600	3,318	*
Eleven Biotherapeutics Inc.	2,486	3,654	*
Emergent BioSolutions Inc.	304	11,057	*
Insys Therapeutics Inc.	790	9,053	*
Intellia Therapeutics Inc.	506	8,521	*
Jounce Therapeutics Inc.	468	6,042	*
Ligand Pharmaceuticals Inc.	76	9,189	*
Myriad Genetics Inc.	514	12,475	*
PDL BioPharma Inc.	6,122	13,897	*
Repligen Corp.	170	6,846	*
Xencor Inc.	382	8,920	*
Total Biotechnology		119,961
Health Care Equipment & Supplies — 6.7%
Abaxis Inc.	172	8,084
Analogic Corp.	142	9,968
AngioDynamics Inc.	588	9,555	*
Anika Therapeutics Inc.	160	8,186	*
Atrion Corp.	14	8,851
CONMED Corp.	214	10,982
CryoLife Inc.	390	7,313	*
Cutera Inc.	210	5,471	*
Exactech Inc.	230	6,705	*
Haemonetics Corp.	258	10,612	*
LeMaitre Vascular Inc.	230	8,296
Meridian Bioscience Inc.	684	9,268
Natus Medical Inc.	262	9,222	*
Neogen Corp.	132	8,695	*
OraSure Technologies Inc.	470	8,244	*
Quidel Corp.	288	9,213	*
Surmodics Inc.	248	6,522	*
Tactile Systems Technology Inc.	196	5,792	*
Utah Medical Products Inc.	94	6,495
Varex Imaging Corp.	284	8,761	*
Total Health Care Equipment & Supplies		166,235
Health Care Providers & Services — 2.0%
American Renal Associates Holdings Inc.	552	9,439	*
National Research Corp., Class A Shares	294	8,644

See Notes to Financial Statements.

Legg Mason Small-Cap Quality Value ETF 2017 Annual Report	9

Schedule of investments (cont’d)

July 31, 2017

Legg Mason Small-Cap Quality Value ETF

Security	Shares	Value
Health Care Providers & Services — continued
Premier Inc., Class A Shares	458	$15,984	*
Psychemedics Corp.	238	6,083
U.S. Physical Therapy Inc.	138	8,708
Total Health Care Providers & Services		48,858
Health Care Technology — 0.3%
Simulations Plus Inc.	466	6,897
Life Sciences Tools & Services — 0.3%
Luminex Corp.	426	8,703
Pharmaceuticals — 1.5%
Corcept Therapeutics Inc.	454	5,661	*
Lannett Co. Inc.	562	11,437	*
SciClone Pharmaceuticals Inc.	738	8,081	*
Sucampo Pharmaceuticals Inc., Class A Shares	804	8,723	*
Vivus Inc.	3,646	4,339	*
Total Pharmaceuticals		38,241
Total Health Care		388,895
Industrials — 15.0%
Aerospace & Defense — 1.2%
National Presto Industries Inc.	100	11,310
Sparton Corp.	382	8,809	*
Vectrus Inc.	306	10,407	*
Total Aerospace & Defense		30,526
Airlines — 0.4%
Hawaiian Holdings Inc.	252	10,433	*
Building Products — 1.2%
American Woodmark Corp.	102	10,011	*
Insteel Industries Inc.	300	7,896
Universal Forest Products Inc.	156	13,081
Total Building Products		30,988
Commercial Services & Supplies — 3.9%
ACCO Brands Corp.	1,076	12,535	*
CECO Environmental Corp.	930	8,984
Cemtrex Inc.	1,430	4,776
Ennis Inc.	658	12,667
Essendant Inc.	944	11,781
Heritage-Crystal Clean Inc.	492	9,250	*
Kimball International Inc., Class B Shares	530	8,835
LSC Communications Inc.	654	13,983

See Notes to Financial Statements.

10	Legg Mason Small-Cap Quality Value ETF 2017 Annual Report

Legg Mason Small-Cap Quality Value ETF

Security	Shares	Value
Commercial Services & Supplies — continued
West Corp.	660	$15,424
Total Commercial Services & Supplies		98,235
Construction & Engineering — 0.7%
Argan Inc.	180	11,601
Goldfield Corp.	1,060	5,406	*
Total Construction & Engineering		17,007
Electrical Equipment — 0.8%
Polar Power Inc.	692	3,633	*
Powell Industries Inc.	290	9,236
TPI Composites Inc.	420	7,913	*
Total Electrical Equipment		20,782
Machinery — 2.9%
Blue Bird Corp.	410	7,277	*
FreightCar America Inc.	488	8,023
Gencor Industries Inc.	352	5,650	*
Global Brass & Copper Holdings Inc.	326	10,448
Greenbrier Cos. Inc.	280	12,600
Kadant Inc.	118	9,210
Omega Flex Inc.	112	6,724
Wabash National Corp.	586	11,181
Total Machinery		71,113
Professional Services — 3.9%
Acacia Research Corp.	2,238	7,721	*
Barrett Business Services Inc.	168	9,245
Exponent Inc.	166	10,823
Insperity Inc.	170	12,835
Mistras Group Inc.	430	8,664	*
RPX Corp.	834	11,401	*
TriNet Group Inc.	388	13,580	*
TrueBlue Inc.	478	12,213	*
WageWorks Inc.	144	9,389	*
Total Professional Services		95,871
Total Industrials		374,955
Information Technology — 19.5%
Communications Equipment — 2.3%
Acacia Communications Inc.	202	8,842	*
Digi International Inc.	790	8,256	*
InterDigital Inc.	164	11,947

See Notes to Financial Statements.

Legg Mason Small-Cap Quality Value ETF 2017 Annual Report	11

Schedule of investments (cont’d)

July 31, 2017

Legg Mason Small-Cap Quality Value ETF

Security	Shares	Value
Communications Equipment — continued
NETGEAR Inc.	268	$12,837	*
Network-1 Technologies Inc.	1,394	5,994
Plantronics Inc.	216	9,759
Total Communications Equipment		57,635
Electronic Equipment, Instruments & Components — 5.5%
AVX Corp.	970	17,334
Benchmark Electronics Inc.	414	13,931	*
Daktronics Inc.	976	9,545
Mesa Laboratories Inc.	44	6,359
Methode Electronics Inc.	272	10,812
Park Electrochemical Corp.	490	9,207
Plexus Corp.	246	13,188	*
Sanmina Corp.	438	15,702	*
ScanSource Inc.	334	13,227	*
TTM Technologies Inc.	706	12,270	*
Vishay Intertechnology Inc.	896	15,994
Total Electronic Equipment, Instruments & Components		137,569
Internet Software & Services — 1.4%
DHI Group Inc.	3,004	6,609	*
NIC Inc.	504	8,190
WebMD Health Corp.	184	12,190	*
XO Group Inc.	430	7,860	*
Total Internet Software & Services		34,849
IT Services — 4.2%
Cass Information Systems Inc.	130	8,575
Convergys Corp.	616	14,766
CSG Systems International Inc.	272	11,247
Forrester Research Inc.	226	9,221
ManTech International Corp., Class A Shares	344	13,664
NeuStar Inc., Class A Shares	420	14,028	*
Syntel Inc.	1,198	23,349
Unisys Corp.	868	11,110	*
Total IT Services		105,960
Semiconductors & Semiconductor Equipment — 3.0%
Advanced Energy Industries Inc.	134	9,722	*
Ambarella Inc.	200	10,010	*
Cabot Microelectronics Corp.	138	10,233
inTEST Corp.	558	4,854	*

See Notes to Financial Statements.

12	Legg Mason Small-Cap Quality Value ETF 2017 Annual Report

Legg Mason Small-Cap Quality Value ETF

Security	Shares	Value
Semiconductors & Semiconductor Equipment — continued
IXYS Corp.	536	$9,326	*
Photronics Inc.	994	9,990	*
Rudolph Technologies Inc.	324	8,019	*
Synaptics Inc.	234	12,311	*
Total Semiconductors & Semiconductor Equipment		74,465
Software — 3.1%
American Software Inc., Class A Shares	700	6,790
CommVault Systems Inc.	184	10,957	*
Monotype Imaging Holdings Inc.	508	9,576
Progress Software Corp.	348	11,139
Qualys Inc.	204	8,191	*
Rubicon Project Inc.	1,472	6,918	*
Synchronoss Technologies Inc.	854	14,416	*
VASCO Data Security International Inc.	598	8,073	*
Total Software		76,060
Total Information Technology		486,538
Materials — 2.6%
Chemicals — 1.9%
Advanced Emissions Solutions Inc.	506	5,439
Chase Corp.	76	8,212
FutureFuel Corp.	776	11,299
Innophos Holdings Inc.	262	10,944
Rayonier Advanced Materials Inc.	672	10,019
Total Chemicals		45,913
Construction Materials — 0.3%
U.S. Lime & Minerals Inc.	96	7,797
Metals & Mining — 0.4%
SunCoke Energy Inc.	1,182	10,579	*
Total Materials		64,289
Real Estate — 0.9%
Real Estate Management & Development — 0.9%
HFF Inc., Class A Shares	356	13,072
Marcus & Millichap Inc.	370	9,472	*
Total Real Estate		22,544
Telecommunication Services — 0.3%
Wireless Telecommunication Services — 0.3%
Spok Holdings Inc.	522	8,561

See Notes to Financial Statements.

Legg Mason Small-Cap Quality Value ETF 2017 Annual Report	13

Schedule of investments (cont’d)

July 31, 2017

Legg Mason Small-Cap Quality Value ETF

Security	Shares	Value
Utilities — 1.3%
Electric Utilities — 0.8%
MGE Energy Inc.	186	$12,378
Spark Energy Inc., Class A Shares	378	7,863
Total Electric Utilities		20,241
Gas Utilities — 0.5%
Northwest Natural Gas Co.	208	13,125
Total Utilities		33,366
Total Investments — 98.9% (Cost — $2,485,389#)		2,467,334
Other Assets in Excess of Liabilities — 1.1%		27,957
Total Net Assets — 100.0%		$2,495,291

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

14	Legg Mason Small-Cap Quality Value ETF 2017 Annual Report

Statement of assets and liabilities

July 31, 2017

Assets:
Investments, at value (Cost — $2,485,389)	$2,467,334
Cash	28,335
Dividends receivable	411
Total Assets	2,496,080

Liabilities:
Investment management fee payable	789
Total Liabilities	789
Total Net Assets	$2,495,291

Net Assets:
Par value (Note 5)	$1
Paid-in capital in excess of par value	2,513,345
Net unrealized depreciation on investments	(18,055)
Total Net Assets	$2,495,291

Shares Outstanding	100,000

Net Asset Value	$24.95

See Notes to Financial Statements.

Legg Mason Small-Cap Quality Value ETF 2017 Annual Report	15

Statement of operations

For the Period Ended July 31, 2017†

Investment income:
Dividends	$411

Expenses:
Investment management fee (Note 2)	789
Net Investment Loss	(378)

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	13
Change in Net Unrealized Appreciation (Depreciation) From Investments	(18,055)
Net Loss on Investments	(18,042)
Decrease in Net Assets From Operations	$(18,420)

†	For the period July 12, 2017 (inception date) to July 31, 2017.

See Notes to Financial Statements.

16	Legg Mason Small-Cap Quality Value ETF 2017 Annual Report

Statement of changes in net assets

For the Period Ended July 31,	2017†

Operations:
Net investment loss	$(378)
Net realized gain	13
Change in net unrealized appreciation (depreciation)	(18,055)
Decrease in Net Assets From Operations	(18,420)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares (100,000 shares issued)	2,513,711
Increase in Net Assets From Fund Share Transactions	2,513,711
Increase in Net Assets	2,495,291

Net Assets:
Beginning of period	—
End of period*	$2,495,291

†	For the period July 12, 2017 (inception date) to July 31, 2017.

See Notes to Financial Statements.

Legg Mason Small-Cap Quality Value ETF 2017 Annual Report	17

Financial highlights

For a share of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
2017[1,2]

Net asset value, beginning of period	$25.14

Income (loss) from operations:
Net investment loss	(0.00) [3]
Net realized and unrealized loss	(0.19)
Total loss from operations	(0.19)

Net asset value, end of period	$24.95
Total return, at NAV[4]	(0.76)%

Net assets, end of period (000s)	$2,495

Ratios to average net assets:
Gross expenses[5]	0.60%
Net expenses[5]	0.60
Net investment loss[5]	(0.29)

Portfolio turnover rate[6]	0%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period July 12, 2017 (inception date) to July 31, 2017.

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

See Notes to Financial Statements.

18	Legg Mason Small-Cap Quality Value ETF 2017 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Legg Mason Small-Cap Quality Value ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on The NASDAQ Stock Market LLC. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the Royce Small-Cap Quality Value Index (the “Underlying Index”). The Underlying Index utilizes a proprietary methodology created and sponsored by Royce & Associates, LP (“Royce”), the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation

Legg Mason Small-Cap Quality Value ETF 2017 Annual Report	19

Notes to financial statements (cont’d)

techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

20	Legg Mason Small-Cap Quality Value ETF 2017 Annual Report

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks†	$2,467,334	—	—	$2,467,334

†	See Schedule of Investments for additional detailed categorizations.

(b) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(c) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to

Legg Mason Small-Cap Quality Value ETF 2017 Annual Report	21

Notes to financial statements (cont’d)

distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

(e) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the period ended July 31, 2017, the following reclassifications have been made:

	Accumulated Net Investment Loss	Accumulated Net Realized Gain	Paid-in Capital
(a)	$365	—	$(365)
(b)	13	(13)	—

(a)	Reclassifications are due to a tax net operating loss.

(b)	Reclassifications are due to a tax net operating loss which offsets short-term capital gains for tax purposes.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Royce & Associates, LP (“Royce”) is the Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA and Western Asset are wholly-owned subsidiaries, and Royce is a majority-owned subsidiary, of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. The Fund is responsible for paying interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the investment management agreement. LMPFA has agreed to pay all of the Fund’s organization and offering costs.

Under the investment management agreement and subject to the general supervision of the Fund’s Board of Trustees, LMPFA provides or causes to be furnished all investment management, supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate distribution agreement) and investment advisory services (provided pursuant to separate subadvisory agreements) under a unitary fee structure. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.60% of the Fund’s average daily net assets.

As compensation for its subadvisory services, LMPFA pays Royce monthly 90% of the management fee paid by the Fund to LMPFA, net of (i) all fees and expenses incurred by LMPFA under the investment management agreement (including without limitation any subadvisory fee paid to another subadviser to the Fund) and (ii) expense waivers, if any, and reimbursements. LMPFA pays Western Asset monthly a fee of 0.02% of the portion of the Fund’s average daily net assets allocated to Western Asset for the management of cash and other short-term instruments, net of expense waivers, if any, and reimbursements.

22	Legg Mason Small-Cap Quality Value ETF 2017 Annual Report

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the distributor of Creation Units for the Fund on an agency basis.

The Fund’s Board of Trustees has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the period ended July 31, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	—
Sales	$12,760

During the period ended July 31, 2017, in-kind transactions (see Note 5) were as follows:

Contributions	$2,498,136
Redemptions	—

The in-kind contributions and in-kind redemptions shown in this table may not agree with the Fund Share Transactions on the Statement of Changes in Net Assets. This table represents the accumulation of the Fund’s daily net shareholder transactions while the Statement of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transactions.

At July 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$56,461
Gross unrealized depreciation	(74,516)
Net unrealized depreciation	$(18,055)

4. Derivative instruments and hedging activities

During the period ended July 31, 2017, the Fund did not invest in derivative instruments.

5. Fund share transactions

At July 31, 2017, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 50,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital

Legg Mason Small-Cap Quality Value ETF 2017 Annual Report	23

Notes to financial statements (cont’d)

shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.

6. Income tax information and distributions to shareholders

The Fund did not make any distributions during the period ended July 31, 2017.

As of July 31, 2017, there were no significant differences between the book and tax components of net assets.

7. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

24	Legg Mason Small-Cap Quality Value ETF 2017 Annual Report

Report of independent registered public accounting firm

The Board of Trustees and Shareholders Legg Mason ETF Investment Trust:

We have audited the accompanying statement of assets and liabilities of Legg Mason Small-Cap Quality Value ETF (the “Fund”), a series of Legg Mason ETF Investment Trust, including the schedule of investments, as of July 31, 2017, and related statements of operations, changes in net assets and the financial highlights for the period from July 12, 2017 (inception date) to July 31, 2017. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2017 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Legg Mason Small-Cap Quality Value ETF as of July 31, 2017, and the results of its operations, the changes in its net assets, and the financial highlights for the period from July 12, 2017 (inception date) to July 31, 2017, in conformity with U.S. generally accepted accounting principles.

New York, New York

September 18, 2017

Legg Mason Small-Cap Quality Value ETF 2017 Annual Report	25

Board approval of management and

subadvisory agreements (unaudited)

At a meeting of the Trust’s Board of Trustees, the Board considered the initial approval for a two-year period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which Royce & Associates, LP (“Royce”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company (“Western Asset” and, together with Royce, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and Western Asset are wholly-owned subsidiaries, and Royce is a majority-owned subsidiary, of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the services to be provided by the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements for the Fund.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its prospective shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services to be provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services to be provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services to be rendered to the Fund by the Manager, including services specific to the Fund’s operation as an exchange-traded fund. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of other funds in the Legg Mason fund complex, and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services to be provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of

26	Legg Mason Small-Cap Quality Value ETF

services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own expanded compliance programs and the compliance program to be implemented for the Fund specific to the Fund’s operation as an exchange-traded fund. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team that would be primarily responsible for the day-to-day portfolio management of the Fund. The Trustees then discussed with representatives of management the portfolio management strategy of the Fund’s portfolio managers. The Trustees noted that the Manager and the Sub-Advisers were committed to providing the resources necessary to assist the Fund’s portfolio managers in managing the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the arrangements for communication and processing of orders for creations and redemptions of Fund shares. In addition, management also reported to the Board on, among other things, its business plans regarding exchange-traded funds, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services expected to be provided under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

Because the Manager and the Sub-Advisers were newly-appointed, the Trustees could not consider their investment performance in managing the Fund’s portfolio as a factor in evaluating the Agreements during the meeting. The Trustees discussed with representatives of the Manager the investment strategy to be employed by the Manager and the Sub-Advisers in the management of the Fund’s assets. The Trustees noted the reputation and experience of the Manager and the Sub-Advisers, as well as the respective portfolio managers’ experience. The Board determined that these factors also supported a decision to approve the Agreements.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services expected to be provided by the

Legg Mason Small-Cap Quality Value ETF	27

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

Manager and the Sub-Advisers, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fees to the Sub-Advisers and, accordingly, that the retention of the Sub-Advisers would not increase the fees and expenses to be incurred by the Fund. The Board also noted that the Manager will pay all fund expenses, other than the Contractual Management Fee and certain other expenses, and will provide the Fund with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager will coordinate and oversee the provision of services to the Fund by other fund service providers, including the Sub-Advisers. Because of the Fund’s “unitary fee” structure, the Board recognized that the Fund’s fees and expenses will vary within a much smaller range and the Manager will bear the risk that Fund expenses may increase over time. On the other hand, the Board noted that it is possible that the Manager could earn a profit on the fees charged under the management agreement and would benefit from any price decreases in third-party services covered by the management agreement.

Management also discussed with the Board the Fund’s proposed distribution arrangements, including how the Fund’s distributor would market the Fund. Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee with those of a group of active and passive exchange-traded funds, including index-based exchange-traded funds that follow a smart beta strategy (i.e., the index is not strictly capitalization-based) and exchange-traded funds that do not have a “unitary fee” structure such as that for the Fund, which showed that the Fund’s Contractual Management Fee was competitive with the management fees paid by such other funds.

Manager profitability

Because the Manager and the Sub-Advisers were newly-appointed, the Trustees could not consider the profitability of the Manager and its affiliates in providing services to the Fund as a factor in evaluating the Agreements during the meeting.

Economies of scale

The Board discussed any economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Fund’s management agreement did not provide for any breakpoints in the Fund’s Contractual Management Fee to the extent the assets of the Fund increase. The Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. The Board also noted that there are various ways to share potential economies of scale with Fund shareholders and that it appeared that the benefits of any economies of scale would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the nature, extent and quality of the services expected to be provided to the Fund under the Agreements.

28	Legg Mason Small-Cap Quality Value ETF

Other benefits to the manager

The Board considered other benefits expected to be received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the expected costs of providing investment management and other services to the Fund and the Manager’s commitment to the Fund, the other ancillary benefits that the Manager and its affiliates expect to receive were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

Legg Mason Small-Cap Quality Value ETF	29

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Legg Mason Small-Cap Quality Value ETF (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202. Information pertaining to the Trustees and officers of the Fund is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-888-386-5535.

Independent Trustees†
Paul R. Ades
Year of birth	1940
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during past five years	Paul R. Ades, PLLC (law firm) (since 2000)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	None

Andrew L. Breech
Year of birth	1952
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during past five years	President, Dealer Operating Control Service, Inc. (automotive retail management) (since 1985)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	None

Dwight B. Crane
Year of birth	1937
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1981
Principal occupation(s) during past five years	Professor Emeritus, Harvard Business School (since 2007); formerly, Professor, Harvard Business School (1969 to 2007); Independent Consultant (since 1969)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	None

30	Legg Mason Small-Cap Quality Value ETF

Independent Trustees cont’d
Althea L. Duersten
Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 2014
Principal occupation(s) during past five years	Retired (since 2011); formerly, Chief Investment Officer, North America, JPMorgan Chase (investment bank) and member of JPMorgan Executive Committee (2007 to 2011)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	None

Frank G. Hubbard
Year of birth	1937
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1993
Principal occupation(s) during past five years	President, Fealds, Inc. (business development) (since 2016); formerly, President, Avatar International Inc. (business development) (1998 to 2015)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	None

Howard J. Johnson
Year of birth	1938
Position(s) with Trust	Trustee and Chairman
Term of office[1] and length of time served[2]	From 1981 to 1998 and since 2000 (Chairman since 2013)
Principal occupation(s) during past five years	Chief Executive Officer, Genesis Imaging LLC (technology company) (since 2003)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	None

Jerome H. Miller
Year of birth	1938
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1995
Principal occupation(s) during past five years	Retired
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	None

Legg Mason Small-Cap Quality Value ETF	31

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees cont’d
Ken Miller
Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during past five years	Retired; formerly, President, Young Stuff Apparel Group, Inc. (apparel manufacturer), division of Li & Fung (1963 to 2012)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	None

John J. Murphy
Year of birth	1944
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 2002
Principal occupation(s) during past five years	Founder and Senior Principal, Murphy Capital Management (investment management) (since 1983)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	Trustee, UBS Funds (24 funds) (since 2008); Trustee, Consulting Group Capital Markets Funds (10 funds) (since 2002); Director, Fort Dearborn Income Securities, Inc. (since 2013); formerly, Director, Nicholas Applegate Institutional Funds (12 funds) (2005 to 2010)

Thomas F. Schlafly
Year of birth	1948
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during past five years	Chairman, The Saint Louis Brewery, LLC (brewery) (since 2012); formerly, President, The Saint Louis Brewery, Inc. (1989 to 2012); Senior Counsel (since 2017) and formerly, Partner (2009 to 2016), Thompson Coburn LLP (law firm)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	Director, Citizens National Bank of Greater St. Louis (since 2006)

32	Legg Mason Small-Cap Quality Value ETF

Interested Trustee and Officer
Jane Trust[3]
Year of birth	1962
Position(s) with Trust	Trustee, President and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during past five years	Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2016); Officer and/or Trustee/Director of 151 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Vice President of LMPFA (2015); Director of ClearBridge, LLC (formerly, Legg Mason Capital Management, LLC) (2007 to 2014); Managing Director of Legg Mason Investment Counsel & Trust Co. (2000 to 2007)
Number of funds in fund complex overseen by Trustee	144
Other board memberships held by Trustee during past five years	None

Additional Officers
Ted P. Becker Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

Susan Kerr Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during past five years	Assistant Vice President of Legg Mason & Co. and Legg Mason Investor Services, LLC (“LMIS”) (since 2010); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer of LMIS (since 2012); Senior Compliance Officer of LMIS (since 2011); formerly, AML Consultant, DTCC (2010); AML Consultant, Rabobank Netherlands, (2009); First Vice President, Director of Marketing & Advertising Compliance and Manager of Communications Review Group at Citigroup Inc. (1996 to 2008)

Legg Mason Small-Cap Quality Value ETF	33

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers cont’d
Jenna Bailey Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1978
Position(s) with Trust	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during past five years	Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2015); Compliance Officer of Legg Mason & Co. (since 2013); Assistant Vice President of Legg Mason & Co. (since 2011); formerly, Associate Compliance Officer of Legg Mason & Co. (2011 to 2013)

Robert I. Frenkel Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel — U.S. Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Thomas C. Mandia Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers)

34	Legg Mason Small-Cap Quality Value ETF

Additional Officers cont’d
Richard F. Sennett Legg Mason 100 International Drive, 7th Floor, Baltimore, MD 21202
Year of birth	1970
Position(s) with Trust	Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Principal Financial Officer and Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011 and since 2013); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)

Christopher Berarducci Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1974
Position(s) with Trust	Treasurer
Term of office[1] and length of time served[2]	Since 2014
Principal occupation(s) during past five years	Director of Legg Mason & Co. (since 2015); Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2010); formerly, Vice President of Legg Mason & Co. (2011 to 2015); Assistant Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010)

Jeanne M. Kelly Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); formerly, Senior Vice President of LMFAM (2013 to 2015)

†	Trustees who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Ms. Trust is an “interested person” of the Fund, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

Legg Mason Small-Cap Quality Value ETF	35

Additional information (unaudited) (cont’d)

Change in Independent Registered Public Accounting Firm

On August 14, 2017, KPMG LLP (“KPMG”) resigned, at the request of the Fund, as the independent registered public accounting firm to the Fund, upon completion of the audit of the Fund’s financial statements as of and for the fiscal period ended July 31, 2017 and the issuance of their report thereon, dated September 18, 2017. The Audit Committee of the Fund’s Board of Trustees participated in, and approved, the decision to change the independent registered public accounting firm. KPMG’s report on the Fund’s financial statements for the fiscal period ended July 31, 2017 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund’s fiscal period ended July 31, 2017 and the subsequent interim period through September 18, 2017, (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund’s financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Audit Committee of the Fund’s Board of Trustees approved the engagement of PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm for the fiscal year ending July 31, 2018. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Fund or the Board of Trustees with the performance of the Fund’s prior independent registered public accounting firm, KPMG. During the Fund’s fiscal period ended July 31, 2017 and the subsequent interim period through September 18, 2017, neither the Fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

36	Legg Mason Small-Cap Quality Value ETF

Legg Mason

Small-Cap Quality Value ETF

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Royce & Associates, LP

Custodian

State Street Bank and Trust Company

Transfer agent

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legg Mason Small-Cap Quality Value ETF

The Fund is a separate investment series of Legg Mason ETF Investment Trust, a Maryland statutory trust.

Legg Mason Small-Cap Quality Value ETF

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-888-386-5535.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-888-386-5535, (2) at www.leggmason.com/etf and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Small-Cap Quality Value ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC

Member FINRA, SIPC

ETF Index Disclaimers

The Royce Small-Cap Quality Value Index (the “Underlying Index”) is created and sponsored by Royce & Associates, LP (“Royce”), the subadviser to Legg Mason Small-Cap Quality Value ETF (the “Fund”). Royce is an affiliated person of Legg Mason Partners Fund Advisor, LLC, the Fund’s manager and the Fund. The Underlying Index is the exclusive property of Royce. Legg Mason ETF Investment Trust has entered into a license agreement with Royce to use the Underlying Index at no charge. Royce has retained Solactive AG, an unaffiliated third party, to calculate the Underlying Index. Solactive AG publishes information regarding the market value of the Underlying Index.

The Fund is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Underlying Index and/or Underlying Index trade marks or the Underlying Index Price at any time or in any other respect. The Underlying Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Underlying Index is calculated correctly. Irrespective of its obligations towards the Fund, Solactive AG has no obligation to point out errors in the Underlying Index to third parties including but not limited to investors and/or financial intermediaries of the Fund. Neither publication of the Underlying Index by Solactive AG nor the licensing of the Underlying Index or Underlying Index trade marks for the purpose of use in connection with the Fund constitutes a recommendation by Solactive AG to invest capital in the Fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in the Fund.

Royce does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and Royce shall not have any liability for any errors, omissions or interruptions therein. Royce makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein, either in connection with the Fund or for any other use. Royce makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall Royce have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC Member FINRA, SIPC

ETFF399959 9/17 SR17-3151

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Dwight B. Crane, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Dwight B. Crane as the Audit Committee’s financial experts. Dwight B. Crane is an “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last fiscal period ending July 31, 2017 (the “Reporting Period”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Period, were $0 in 2017.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in 2017.

(c) Tax Fees. The aggregate fees billed in the Reporting Period for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in 2017. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Period that required pre-approval by the Audit Committee.

d) All Other Fees. There was no other fee billed in the Reporting Period for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item for the Legg Mason ETF Investment Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason ETF Investment Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason ETF Investment Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% for 2017; Tax Fees were 100% for 2017; and Other Fees were 100% for 2017.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason ETF Investment Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason ETF Investment Trust during the reporting period were $0 in 2017.

(h) Yes. Legg Mason ETF Investment Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason ETF Investment Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason ETF Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	September 25, 2017

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	September 25, 2017